LOSS PER SHARE INFORMATION (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
LOSS PER SHARE INFORMATION AS FOLLOWS:
Net Loss for computation of share value	$ 1,163,689	$ (965,280)	$ (452,209)	$ (1,669,283)
Basic Weighted-Average Shares Outstanding	23,581,357	14,229,166	16,376,911	8,073,176
Basic and diluted net Loss per Share.			$ (0.03)	$ (0.21)
Stock options to purchase shares of common stock were excluded from the computation of diluted earnings (loss) per share	100,000	1,600,000	2,647,500	1,125,000